Significant accounting policies (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Current contract liabilities			€ 20,354
Estimated useful lives of intangible assets for current and comparative		1 to 4 years
Option outsanding at fixed valuation		€ 3,839
Total equity value for Affinitas		90,000
Current contract liabilities		16,604
Non-current contract liabilities			23
Non-current contract liabilities		5
Other current financial liabilities		€ (557)	(27)
Leasehold improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant, and equipment for current and comparative		the shorter of the lease term or 5 years
Other and office equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property, plant, and equipment for current and comparative		3 - 5 years
Internally generated software
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative		3 - 6 years
Licenses and domains
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative		2 - 5 years
Brands and trademarks
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative		10 - 20 years, indefinite
Other intangible assets
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets for current and comparative		1 - 5 years
Provisions for refunds
Summary Of Significant Accounting Policies [Line Items]
Other current financial liabilities	€ (120)		€ 0